Investment Commitments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investment Commitments [Abstract]
Number of Small Business Investment Companies in which the Bank is a limited partner	3
Other Commitment	$ 3,000
Cost-method Investments, Other than Temporary Impairment	0	$ 0	$ 175
Cost-method Investments, Aggregate Carrying Amount	2,000	$ 1,800
Other Commitment, Remaining Minimum Amount Committed	$ 813